FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 878,496	€ 732,947
Investment	878,496	732,947
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	878,496	732,947
Investment	878,496	732,947
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	851,209	704,014
Investment	851,209	704,014
Dealer Financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	27,287	28,933
Investment	27,287	28,933
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	1,927,167	1,806,181
Financial liabilities, at fair value	€ 1,921,937	€ 1,819,337